Summary of significant accounting policies - Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 922	$ 1,067	$ 2,626